Valuation And Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Valuation And Qualifying Accounts [Abstract]
Balances at Beginning of Period	$ 495,486	[1]	$ 455,705	[1]	$ 449,031	[1]
Acquisitions and Dispositions			291	[1]	(12,975)	[1]
Charged to Operations	746,450	[1],[2]	662,239	[1],[2]	606,812	[1],[2]
Deductions	(662,964)	[1],[3]	(622,749)	[1],[3]	(587,163)	[1],[3]
Balances at End of Period	$ 578,972	[1]	$ 495,486	[1]	$ 455,705	[1]

[1]	This table includes the activity of discontinued operations, as identified at Note 10 to the Consolidated Financial Statements in Item 8 of Part II.
[2]	Charges to operations include amounts related to provisions for doubtful accounts, before recoveries of accounts receivable that were previously written off.
[3]	Accounts receivable written off as uncollectible.